Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Advisor

Focus Funds®

Class A, Class T, Class B, and Class C

Fidelity® Advisor Consumer Industries Fund

Fidelity Advisor Cyclical Industries Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund)

Prospectus

September 28, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the consumer industries sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Consumer Industry Concentration. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the cyclical industries sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Cyclical Industry Concentration. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Prospectus

Fund Summary - continued

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies providing financial services to consumers and industry.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the financial services sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the health care sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks and in certain precious metals.

Prospectus

Fund Summary - continued

  Investing primarily in securities of companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the natural resources sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the technology sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.

Prospectus

Fund Summary - continued

  Investing primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the utilities sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in each fund's performance from year to year, as represented by the performance of Class T, and compares each class's performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

The returns in the charts do not include the effect of Class T's front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown.

Advisor Consumer Industries - Class T
Calendar Years	1997	1998	1999
	36.22%	28.42%	9.88%



During the periods shown in the chart for Class T of Advisor Consumer Industries, the highest return for a quarter was 26.98% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.41% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2000 for Class T of Advisor Consumer Industries was -9.24%.

Prospectus

Fund Summary - continued

Advisor Cyclical Industries - Class T
Calendar Years	1997	1998	1999
	18.60%	10.93%	12.50%



During the periods shown in the chart for Class T of Advisor Cyclical Industries, the highest return for a quarter was 17.86% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.69% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2000 for Class T of Advisor Cyclical Industries was -8.42%.

Advisor Financial Services - Class T
Calendar Years	1997	1998	1999
	39.75%	11.30%	1.86%



During the periods shown in the chart for Class T of Advisor Financial Services, the highest return for a quarter was 18.66% (quarter ended December 31, 1998) and the lowest return for a quarter was -19.61% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2000 for Class T of Advisor Financial Services was -0.06%.

Advisor Health Care - Class T
Calendar Years	1997	1998	1999
	30.57%	39.40%	1.55%



During the periods shown in the chart for Class T of Advisor Health Care, the highest return for a quarter was 21.31% (quarter ended June 30, 1997) and the lowest return for a quarter was -8.61% (quarter ended September 30, 1999).

The year-to-date return as of June 30, 2000 for Class T of Advisor Health Care was 24.49%.

Prospectus

Fund Summary - continued

Advisor Natural Resources - Class T
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-5.28%	14.47%	13.33%	37.94%	-2.28%	28.67%	30.52%	-0.79%	-16.29%	34.39%



During the periods shown in the chart for Class T of Advisor Natural Resources, the highest return for a quarter was 19.32% (quarter ended June 30, 1999) and the lowest return for a quarter was -13.22% (quarter ended December 31, 1997).

The year-to-date return as of June 30, 2000 for Class T of Advisor Natural Resources was 13.24%.

Advisor Technology - Class T
Calendar Years	1997	1998	1999
	10.20%	66.78%	89.44%



During the periods shown in the chart for Class T of Advisor Technology, the highest return for a quarter was 49.22% (quarter ended December 31, 1999) and the lowest return for a quarter was -20.02% (quarter ended December 31, 1997).

The year-to-date return as of June 30, 2000 for Class T of Advisor Technology was 2.87%.

Advisor Telecommunications & Utilities Growth - Class T
Calendar Years	1997	1998	1999
	29.53%	32.01%	43.37%



During the periods shown in the chart for Class T of Advisor Telecommunications & Utilities Growth, the highest return for a quarter was 23.31% (quarter ended March 31, 1998) and the lowest return for a quarter was -5.58% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2000 for Class T of Advisor Telecommunications & Utilities Growth was 0.18%.

Prospectus

Fund Summary - continued

Average Annual Returns

The returns in the following table include the effect of Class A's and Class T's maximum applicable front-end sales charge and Class B's and Class C's maximum applicable contingent deferred sales charge (CDSC).

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years/Life of class
Advisor Consumer Industries - Class A	3.83%	E	22.86%A
Advisor Consumer Industries - Class T	6.03%	E	23.33%A
Advisor Consumer Industries - Class B	4.37%	E	21.90%B
Advisor Consumer Industries - Class C	8.36%	E	19.82%C
S&P 500®	21.04%	E	29.53%A
Goldman Sachs Consumer Industries Index	8.32%	E	22.69%A
Advisor Cyclical Industries - Class A	6.31%	E	14.70%A
Advisor Cyclical Industries - Class T	8.57%	E	15.30%A
Advisor Cyclical Industries - Class B	6.99%	E	11.96%B
Advisor Cyclical Industries - Class C	10.97%	E	10.57%C
S&P 500	21.04%	E	29.53%A
Goldman Sachs Cyclical Industries Index	5.54%	E	13.04%A
Advisor Financial Services - Class A	-3.78%	E	18.60%A
Advisor Financial Services - Class T	-1.70%	E	19.14%A
Advisor Financial Services - Class B	-3.66%	E	13.30%B
Advisor Financial Services - Class C	0.39%	E	8.71%C
S&P 500	21.04%	E	29.53%A
Goldman Sachs Financial Services Index	-0.94%	E	22.13%A
Advisor Health Care - Class A	-4.10%	E	21.96%A
Advisor Health Care - Class T	-2.01%	E	22.50%A
Advisor Health Care - Class B	-3.94%	E	19.50%B
Advisor Health Care - Class C	0.08%	E	17.81%C
S&P 500	21.04%	E	29.53%A
Goldman Sachs Health Care Index	-4.04%	E	24.31%A
Advisor Natural Resources - Class A	26.88%	E	5.04%A
Advisor Natural Resources - Class T	29.68%	12.58%	11.60%
Advisor Natural Resources - Class B	28.68%	12.54%	11.70%D
Advisor Natural Resources - Class C	32.66%	E	0.36%C
S&P 500	21.04%	28.56%	18.21%D
Goldman Sachs Natural Resources Index	27.23%	E	E
Advisor Technology - Class A	78.96%	E	53.16%A
Advisor Technology - Class T	82.81%	E	53.80%A
Advisor Technology - Class B	83.48%	E	51.94%B
Advisor Technology - Class C	87.58%	E	61.77%C
S&P 500	21.04%	E	29.53%A
Goldman Sachs Technology Index	88.87%	E	59.95%A
For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years/Life of class
Advisor Telecommunications & Utilities Growth - Class A	35.33%	E	34.51%A
Advisor Telecommunications & Utilities Growth - Class T	38.35%	E	35.12%A
Advisor Telecommunications & Utilities Growth - Class B	37.60%	E	34.92%B
Advisor Telecommunications & Utilities Growth - Class C	41.64%	E	36.60%C
S&P 500	21.04%	E	29.53%A
Goldman Sachs Utilities Index	20.25%	E	29.95%A

A From September 3, 1996.

B From March 3, 1997.

C From November 3, 1997.

D From July 3, 1995.

E Not applicable.

If FMR had not reimbursed certain class expenses during these periods, each class's returns would have been lower, except for Class T and Class C of Advisor Financial Services, Advisor Health Care, and Advisor Technology.

Standard & Poor's 500SM Index (S&P 500®) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of 290 stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 265 stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 251 stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 86 stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 84 stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of 159 stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 130 stocks designed to measure the performance of companies in the utilities sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of a fund. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum CDSC (as a % of the lesser of original purchase price or redemption proceeds)	NoneC	NoneC	5.00%D	1.00%E
Sales charge (load) on reinvested distributions	None	None	None	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	1.00%	1.00%	1.00%	1.00%

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge of 0.25% is assessed on certain redemptions of Class A and Class T shares on which a finder's fee was paid.

D Declines over 6 years from 5.00% to 0%.

E On Class C shares redeemed within one year of purchase.

Prospectus

Fund Summary - continued

Annual class operating expenses (paid from class assets)

		Class A	Class T	Class B	Class C
Advisor Consumer Industries	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.79%	0.77%	0.83%	0.84%
	Total annual class operating expensesA	1.62%	1.85%	2.41%	2.42%
Advisor Cyclical Industries	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
	Other expenses	2.04%	2.04%	2.06%	2.04%
	Total annual class operating expensesA	2.87%	3.12%	3.64%	3.62%
Advisor Financial Services	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.42%	0.39%	0.43%	0.38%
	Total annual class operating expensesA	1.25%	1.47%	2.01%	1.96%
Advisor Health Care	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.37%	0.34%	0.36%	0.33%
	Total annual class operating expensesA	1.20%	1.42%	1.94%	1.91%
Advisor Natural Resources	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.43%	0.33%	0.38%	0.33%
	Total annual class operating expensesA	1.26%	1.41%	1.96%	1.91%
Advisor Technology	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.33%	0.30%	0.33%	0.31%
	Total annual class operating expensesA	1.16%	1.38%	1.91%	1.89%
Advisor Telecommunications & Utilities Growth	Management fee	0.58%	0.58%	0.58%	0.58%
	Distribution and Service (12b-1) fee (including 0.25% Service fee only for Class B and Class C)	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.37%	0.36%	0.38%	0.35%
	Total annual class operating expensesA	1.20%	1.44%	1.96%	1.93%

A FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Consumer Industries	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Cyclical Industries	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Financial Services	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Health Care	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Natural Resources	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Technology	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98
Advisor Telecommunications & Utilities Growth	1.50%	12/1/98	1.75%	12/1/98	2.25%	12/1/98	2.25%	12/1/98

These arrangements can be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

	Class A	Class T	Class B	Class C
Advisor Consumer IndustriesA	1.49%	1.73%	2.24%	2.24%
Advisor Cyclical IndustriesA	1.49%	1.74%	2.24%	2.24%
Advisor Financial Services	1.22%	1.44%	1.98%	1.93%
Advisor Health Care	1.18%	1.40%	1.93%	1.89%
Advisor Natural Resources	1.21%	1.37%	1.92%	1.87%
Advisor Technology	1.15%	1.37%	1.91%	1.89%
Advisor Telecommunications & Utilities Growth	1.17%	1.41%	1.93%	1.90%

A After reimbursement.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated and if you leave your account open:

		Class A		Class T		Class B		Class C
		Account open	Account closed	Account open	Account closed	Account open	Account closed	Account open	Account closed
Advisor Consumer Industries	1 year	$ 730	$ 730	$ 531	$ 531	$ 244	$ 744	$ 245	$ 345
	3 years	$ 1,057	$ 1,057	$ 911	$ 911	$ 751	$ 1,051	$ 755	$ 755
	5 years	$ 1,406	$ 1,406	$ 1,316	$ 1,316	$ 1,285	$ 1,485	$ 1,291	$ 1,291
	10 years	$ 2,386	$ 2,386	$ 2,443	$ 2,443	$ 2,459A	$ 2,459A	$ 2,756	$ 2,756
Advisor Cyclical Industries	1 year	$ 848	$ 848	$ 654	$ 654	$ 366	$ 866	$ 364	$ 464
	3 years	$ 1,413	$ 1,413	$ 1,279	$ 1,279	$ 1,114	$ 1,414	$ 1,109	$ 1,109
	5 years	$ 2,001	$ 2,001	$ 1,928	$ 1,928	$ 1,883	$ 2,083	$ 1,873	$ 1,873
	10 years	$ 3,586	$ 3,586	$ 3,660	$ 3,660	$ 3,649A	$ 3,649A	$ 3,880	$ 3,880
Advisor Financial Services	1 year	$ 695	$ 695	$ 494	$ 494	$ 204	$ 704	$ 199	$ 299
	3 years	$ 949	$ 949	$ 799	$ 799	$ 630	$ 930	$ 615	$ 615
	5 years	$ 1,222	$ 1,222	$ 1,125	$ 1,125	$ 1,083	$ 1,283	$ 1,057	$ 1,057
	10 years	$ 1,999	$ 1,999	$ 2,046	$ 2,046	$ 2,050A	$ 2,050A	$ 2,285	$ 2,285
Advisor Health Care	1 year	$ 690	$ 690	$ 489	$ 489	$ 197	$ 697	$ 194	$ 294
	3 years	$ 934	$ 934	$ 784	$ 784	$ 609	$ 909	$ 600	$ 600
	5 years	$ 1,197	$ 1,197	$ 1,099	$ 1,099	$ 1,047	$ 1,247	$ 1,032	$ 1,032
	10 years	$ 1,946	$ 1,946	$ 1,992	$ 1,992	$ 1,982A	$ 1,982A	$ 2,233	$ 2,233
Advisor Natural Resources	1 year	$ 696	$ 696	$ 489	$ 489	$ 199	$ 699	$ 194	$ 294
	3 years	$ 952	$ 952	$ 781	$ 781	$ 615	$ 915	$ 600	$ 600
	5 years	$ 1,227	$ 1,227	$ 1,094	$ 1,094	$ 1,057	$ 1,257	$ 1,032	$ 1,032
	10 years	$ 2,010	$ 2,010	$ 1,982	$ 1,982	$ 2,019A	$ 2,019A	$ 2,233	$ 2,233
Advisor Technology	1 year	$ 686	$ 686	$ 486	$ 486	$ 194	$ 694	$ 192	$ 292
	3 years	$ 922	$ 922	$ 772	$ 772	$ 600	$ 900	$ 594	$ 594
	5 years	$ 1,177	$ 1,177	$ 1,079	$ 1,079	$ 1,032	$ 1,232	$ 1,021	$ 1,021
	10 years	$ 1,903	$ 1,903	$ 1,949	$ 1,949	$ 1,946A	$ 1,946A	$ 2,212	$ 2,212
Advisor Telecommunications & Utilities Growth	1 year	$ 690	$ 690	$ 491	$ 491	$ 199	$ 699	$ 196	$ 296
	3 years	$ 934	$ 934	$ 790	$ 790	$ 615	$ 915	$ 606	$ 606
	5 years	$ 1,197	$ 1,197	$ 1,109	$ 1,109	$ 1,057	$ 1,257	$ 1,042	$ 1,042
	10 years	$ 1,946	$ 1,946	$ 2,014	$ 2,014	$ 1,996A	$ 1,996A	$ 2,254	$ 2,254

A Reflects conversion to Class A shares after a maximum of seven years.

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the consumer industries sector. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports). They may also include companies that provide consumer services such as lodging, child care, convenience stores, and car rentals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the cyclical industries sector. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies providing financial services to consumers and industry.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the financial services sector. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the health care sector. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical, or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental, and optical products, hardware, or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR invests the fund's assets primarily in companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the natural resources sector. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies which have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the technology sector. These companies may include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the utilities sector. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular group of industries, the fund's performance could depend heavily on the performance of that group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Advisor Financial Services) in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of related industries could react similarly to these or other developments.

The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

Prospectus

Fund Basics - continued

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Consumer Industries Fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

Advisor Cyclical Industries Fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

Advisor Financial Services Fund invests primarily in companies providing financial services to consumers and industry.

Advisor Health Care Fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

Advisor Technology Fund invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

Each of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology and Advisor Telecommunications & Utilities Growth seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates each class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing each class's NAV.

Prospectus

Fund Basics - continued

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please use the following phone numbers:

  If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Class A, Class T, Class B, and Class C shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Class A, Class T, Class B, and Class C shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Class A, Class T, Class B, and Class C shares of a fund, including a transaction fee if you buy or sell Class A, Class T, Class B, and Class C shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

The price to buy one share of Class A or Class T is the class's offering price or the class's NAV, depending on whether you pay a front-end sales charge.

For Class B and Class C, the price to buy one share is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption.

If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV.

The offering price of Class A or Class T is its NAV divided by the difference between one and the applicable front-end sales charge percentage. Class A has a maximum front-end sales charge of 5.75% of the offering price. Class T has a maximum front-end sales charge of 3.50% of the offering price.

Your shares will be bought at the next offering price or NAV, as applicable, calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.

Prospectus

Shareholder Information - continued

  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums

To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Purchase and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.

Purchase amounts of more than $250,000 will not be accepted for Class B shares.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity Advisor funds or from certain other Fidelity funds. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically

To Open an Account

  Not available.

To Add to an Account

  Use Fidelity Advisor Systematic Investment Program.
  Use Fidelity Advisor Systematic Exchange Program to exchange from certain Fidelity money market funds or a Fidelity Advisor fund.

Selling Shares

The price to sell one share of Class A, Class T, Class B, or Class C is the class's NAV, minus the redemption fee (short-term trading fee), if applicable, and any applicable CDSC.

Each fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares after holding them less than 60 days. Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Any applicable CDSC is calculated based on your original redemption amount.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable, and any applicable CDSC.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account ;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

Prospectus

Shareholder Information - continued

Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to the same class of other Fidelity Advisor funds or to certain other Fidelity funds. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically
  Use Fidelity Advisor Systematic Exchange Program to exchange to the same class of another Fidelity Advisor fund or to certain Fidelity funds.
  Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Class A, Class T, Class B, or Class C account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund.

As a Class T shareholder, you have the privilege of exchanging Class T shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV or for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund.

As a Class B shareholder, you have the privilege of exchanging Class B shares of a fund for the same class of shares of other Fidelity Advisor funds or for Advisor B Class shares of Treasury Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares of a fund for the same class of shares of other Fidelity Advisor funds or for Advisor C Class shares of Treasury Fund.

However, you should note the following policies and restrictions governing exchanges:

  The fund or class you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund or class, read its prospectus.

Prospectus

Shareholder Information - continued

  Exchanges may have tax consequences for you.
  Although there is no limit on the number of exchanges you may make between the Advisor Focus funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of an Advisor Focus fund to another Advisor fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Any exchanges of Class A, Class T, Class B, and Class C shares are not subject to a CDSC.

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 1.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity Advisor fund.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

To direct distributions from a Fidelity Defined Trust to Class T of a Fidelity Advisor fund.
Minimum Initial Not Applicable	Minimum Additional Not Applicable

Procedures

  To set up for a new or existing account, call your investment professional or call Fidelity at the appropriate number found in "General Information" for the appropriate enrollment form.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information."

Fidelity Advisor Systematic Exchange Program
To move money from certain Fidelity money market funds to Class A, Class T, Class B, or Class C of a Fidelity Advisor fund or from Class A, Class T, Class B, or Class C of a Fidelity Advisor fund to the same class of another Fidelity Advisor fund.

Minimum $100		Frequency Monthly, quarterly, semi-annually, or annually

Procedures

  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" after both accounts are opened.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 2 business days prior to your next scheduled exchange date.
  The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum balance of $1,000.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Class A, Class T, Class B, or Class C account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Class A and Class T: Monthly, quarterly, or semi-annually Class B and Class C: Monthly or quarterly

Procedures

  Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.
  Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.
  Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.

Other Features. The following other feature is also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your account balance falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, and any applicable CDSC, on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Prospectus

Shareholder Information - continued

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for each class's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds. Your capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund or shares of certain identically registered Fidelity funds, automatically reinvested in additional shares of the same class of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States.

Beginning January 1, 2001, FMR Co., Inc. (FMRC) will serve as a sub-adviser for each fund. FMRC will be primarily responsible for choosing investments for each fund. FMRC is a wholly-owned subsidiary of FMR.

James Catudal is manager of Advisor Financial Services Fund, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Brian Hogan is manager of Fidelity Advisor Cyclical Industries Fund, which he has managed since February 2000. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager.

Yolanda McGettigan is the manager of Fidelity Advisor Health Care Fund, which she has managed since June 2000. She also manages other Fidelity Funds. Since joining Fidelity in 1997, Ms. McGettigan has worked as an analyst and portfolio manager.

Scott Offen is manager of Fidelity Advisor Natural Resources Fund, which he has managed since September 1999. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

John Porter is manager of Fidelity Advisor Consumer Industries Fund, which he has managed since September 1999. He also manages another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Lawrence Rakers is manager of Fidelity Advisor Technology Fund, which he has managed since January 2000. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993.

Tim Cohen is manager of Fidelity Advisor Telecommunications & Utilities Growth Fund, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Cohen has worked as a research analyst and portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2000, the group fee rate was 0.2740% for each fund. The individual fund fee rate is 0.30% for each fund.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended July 31, 2000, for each fund is shown in the table below.

Total Management Fee
Advisor Consumer Industries	0.58%
Advisor Cyclical Industries	0.58%
Advisor Financial Services	0.58%
Advisor Health Care	0.58%
Advisor Natural Resources	0.58%
Advisor Technology	0.58%
Advisor Telecommunications & Utilities Growth	0.58%

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR will pay FMRC for providing sub-advisory services.

Prospectus

Fund Services - continued

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes each class's shares.

You may pay a sales charge when you buy or sell your shares.

FDC collects the sales charge.

The front-end sales charge will be reduced for purchases of Class A and Class T shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering price	As an approximate % of net amount invested	Investment professional concession as % of offering price
Up to $49,999	5.75%	6.10%	5.00%
$50,000 to $99,999	4.50%	4.71%	3.75%
$100,000 to $249,999	3.50%	3.63%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $24,999,999	1.00%	1.01%	0.75%
$25,000,000 or more	NoneA	NoneA	A

A See "Finder's Fee" section on page P-29.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering price	As an approximate % of net amount invested	Investment professional concession as % of offering price
Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	NoneA	NoneA	A

A See "Finder's Fee" section on page P-29 .

Class A or Class T shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class T front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase. More detailed information about these programs is contained in the statement of additional information (SAI).

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund and (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity Advisor fund (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity Advisor fund), (ii) Class B and Class C shares of any Fidelity Advisor fund, and (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales Charge
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsA	0%

A After a maximum of seven years, Class B shares will convert automatically to Class A shares of the same Fidelity Advisor fund.

When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally bought.

Except as provided below, investment professionals receive as compensation from FDC, at the time of sale, a concession equal to 4.00% of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

Prospectus

Fund Services - continued

Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.

Except as provided below, investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.

The CDSC for Class B and Class C shares will be calculated based on the lesser of the cost of the Class B or Class C shares, as applicable, at the initial date of purchase or the value of those Class B or Class C shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class B and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class B or Class C shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to invest initially in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs, and accounts managed by third parties do not qualify for this waiver;

6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals; or

10. Purchased by the Fidelity Investments Charitable Gift Fund.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. Purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. Purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

Prospectus

Fund Services - continued

6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;

9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;

10. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, but excluding the Fidelity Investments Charitable Gift Fund) investing $100,000 or more;

11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of investment professionals having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

14. Purchased by the Fidelity Investments Charitable Gift Fund.

The Class B or Class C CDSC will not apply to the redemption of shares:

1. For disability or death, provided that the shares are sold within one year following the death or the initial determination of disability;

2. That are permitted without penalty at age 70 1/2 pursuant to the Internal Revenue Code from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs);

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs and Rollover IRAs purchased on or after February 11, 1999;

4. Through the Fidelity Advisor Systematic Withdrawal Program; or

5. (Applicable to Class C only) From an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

To qualify for a Class A or Class T front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

To qualify for a Class B or Class C CDSC waiver, you must notify Fidelity in advance of your redemption.

Finder's Fee. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide Fidelity access to records detailing purchases at the client level.

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of those Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains will be redeemed first, followed by those Class A or Class T CDSC shares that have been held for the longest period of time.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs; or

Prospectus

Fund Services - continued

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans).

To qualify for a Class A or Class T finder's fee or CDSC waiver, you must notify Fidelity in advance of your purchase or redemption, respectively.

Reinstatement Privilege. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B, or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B, or Class C shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Conversion Feature. After a maximum of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.

Class A of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class A of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class A shares and/or shareholder support services. Class A of each fund may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month. Class A's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.

Class T of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class T of each fund is authorized to pay FDC a monthly 12b-1 fee as compensation for providing services intended to result in the sale of Class T shares and/or shareholder support services. Class T of Advisor Natural Resources may pay FDC a 12b-1 fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology, and Advisor Telecommunications & Utilities Growth may pay FDC a 12b-1 fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly 12b-1 fee at an annual rate of 0.50% of its average net assets throughout the month. Class T's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.

FDC may reallow to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Class A and Class T 12b-1 fee, for providing services intended to result in the sale of Class A or Class T shares and/or shareholder support services.

Class B of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class B of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class B shares. Class B of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class B's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of the Class B 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing shareholder support services.

Class C of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Class C of each fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of each fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Prospectus

Fund Services - continued

Normally, after the first year of investment, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fees to intermediaries (such as banks, broker-dealers, and other service-providers), including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of the Class C 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the Class C 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

In addition, each plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of the applicable class's shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Class A, Class T, Class B, and Class C.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

To receive sales concessions, finder's fees, and payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand each class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of the annual report is available upon request.

Prospectus

Appendix - continued

Consumer Industries - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 15.08	$ 13.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04)	(.03)	(.06)	(.05)
Net realized and unrealized gain (loss)	(.68)	1.80	3.31	3.60
Total from investment operations	(.72)	1.77	3.25	3.55
Less Distributions
From net realized gain	(.20)	(.85)	(1.68)	(.07)
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.85)	(1.68)	(.07)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 15.04	$ 16.01	$ 15.08	$ 13.48
Total Return B, C	(4.48)%	13.49%	27.48%	35.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,609	$ 3,504	$ 2,220	$ 944
Ratio of expenses to average net assets	1.50% F	1.55% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% G	1.54% G	1.73% G	1.73% A, G
Ratio of net investment income (loss) to average net assets	(.24)%	(.19)%	(.47)%	(.50)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Consumer Industries - Class T

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.93	$ 15.00	$ 13.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.08)	(.06)	(.10)	(.09)
Net realized and unrealized gain (loss)	(.67)	1.79	3.28	3.60
Total from investment operations	(.75)	1.73	3.18	3.51
Less Distributions
From net realized gain	(.20)	(.81)	(1.66)	(.06)
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.81)	(1.66)	(.06)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 14.93	$ 15.93	$ 15.00	$ 13.45
Total Return B, C	(4.69)%	13.20%	26.93%	35.25%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,275	$ 21,714	$ 13,989	$ 7,314
Ratio of expenses to average net assets	1.75% F	1.79% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.73% G	1.77% G	1.98% G	1.97% A, G
Ratio of net investment income (loss) to average net assets	(.49)%	(.42)%	(.71)%	(.83)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Consumer Industries - Class B

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 15.76	$ 14.91	$ 13.42	$ 11.46
Income from Investment Operations
Net investment income (loss) D	(.15)	(.14)	(.17)	(.08)
Net realized and unrealized gain (loss)	(.67)	1.79	3.26	2.04
Total from investment operations	(.82)	1.65	3.09	1.96
Less Distributions
From net realized gain	(.20)	(.81)	(1.64)	-
In excess of net realized gain	(.06)	-	-	-
Total distributions	(.26)	(.81)	(1.64)	-
Redemption fees added to paid in capital	.01	.01	.04	-
Net asset value, end of period	$ 14.69	$ 15.76	$ 14.91	$ 13.42
Total Return B, C	(5.19)%	12.71%	26.30%	17.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,021	$ 9,832	$ 5,419	$ 596
Ratio of expenses to average net assets	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.30% G	2.48% G	2.46% A, G
Ratio of net investment income (loss) to average net assets	(.99)%	(.95)%	(1.23)%	(1.60)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Consumer Industries - Class C

Years ended July 31,	2000	1999	1998 E
Net asset value, beginning of period	$ 15.78	$ 14.95	$ 12.66
Income from Investment Operations
Net investment income (loss) D	(.15)	(.15)	(.13)
Net realized and unrealized gain (loss)	(.67)	1.80	2.87
Total from investment operations	(.82)	1.65	2.74
Less Distributions
From net realized gain	(.20)	(.83)	(.49)
In excess of net realized gain	(.06)	-	-
Total distributions	(.26)	(.83)	(.49)
Redemption fees added to paid in capital	.01	.01	.04
Net asset value, end of period	$ 14.71	$ 15.78	$ 14.95
Total Return B, C	(5.19)%	12.72%	22.67%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,048	$ 2,758	$ 1,461
Ratio of expenses to average net assets	2.25% F	2.32% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.30% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	(.99)%	(.95)%	(1.27)% A
Portfolio turnover	69%	80%	144%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Cyclical Industries - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.13	$ 13.56	$ 13.80	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.01	(.03)	(.01)
Net realized and unrealized gain (loss)	(.33)	1.23	.76	3.89
Total from investment operations	(.31)	1.24	.73	3.88
Less Distributions
From net investment income	- H	-	-	(.01)
From net realized gain	(.27) H	(.68)	(.99)	(.08)
Total distributions	(.27)	(.68)	(.99)	(.09)
Redemption fees added to paid in capital	.01	.01	.02	.01
Net asset value, end of period	$ 13.56	$ 14.13	$ 13.56	$ 13.80
Total Return B, C	(2.13)%	10.81%	6.05%	39.11%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 896	$ 471	$ 365
Ratio of expenses to average net assets	1.50% F	1.56% F	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.49% G	1.54% G	1.75%	1.73% A, G
Ratio of net investment income (loss) to average net assets	.18%	.05%	(.22)%	(.09)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H The amounts shown reflect certain reclassifications related to book to tax differences.

Cyclical Industries - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 13.51	$ 13.77	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss)	(.34)	1.24	.77	3.89
Total from investment operations	(.35)	1.21	.71	3.85
Less Distributions
From net investment income	-	-	-	(.01)
From net realized gain	(.25)	(.66)	(.99)	(.08)
Total distributions	(.25)	(.66)	(.99)	(.09)
Redemption fees added to paid in capital	.01	.01	.02	.01
Net asset value, end of period	$ 13.48	$ 14.07	$ 13.51	$ 13.77
Total Return B, C	(2.43)%	10.57%	5.91%	38.81%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,885	$ 3,471	$ 2,973	$ 1,920
Ratio of expenses to average net assets	1.75% F	1.83% F	2.00% F	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.74% G	1.81% G	2.00%	1.97% A, G
Ratio of net investment income (loss) to average net assets	(.07)%	(.22)%	(.47)%	(.37)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Cyclical Industries - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.89	$ 13.40	$ 13.75	$ 11.56
Income from Investment Operations
Net investment income (loss) D	(.07)	(.09)	(.14)	(.06)
Net realized and unrealized gain (loss)	(.34)	1.22	.76	2.25
Total from investment operations	(.41)	1.13	.62	2.19
Less Distributions
From net realized gain	(.24)	(.65)	(.99)	-
Redemption fees added to paid in capital	.01	.01	.02	-
Net asset value, end of period	$ 13.25	$ 13.89	$ 13.40	$ 13.75
Total Return B, C	(2.90)%	10.01%	5.23%	18.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,879	$ 2,043	$ 985	$ 252
Ratio of expenses to average net assets	2.25% F	2.31% F	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.29% G	2.50%	2.45% A, G
Ratio of net investment income (loss) to average net assets	(.57)%	(.70)%	(1.03)%	(1.11)% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Cyclical Industries - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.45	$ 12.54
Income from Investment Operations
Net investment income (loss) D	(.08)	(.09)	(.11)
Net realized and unrealized gain (loss)	(.36)	1.20	1.39
Total from investment operations	(.44)	1.11	1.28
Less Distributions
From net realized gain	(.22)	(.67)	(.38)
Redemption fees added to paid in capital	.01	.02	.01
Net asset value, end of period	$ 13.26	$ 13.91	$ 13.45
Total Return B, C	(3.11)%	9.94%	10.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 625	$ 1,451	$ 165
Ratio of expenses to average net assets	2.25% F	2.28% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	2.24% G	2.27% G	2.50% A
Ratio of net investment income (loss) to average net assets	(.57)%	(.67)%	(1.06)% A
Portfolio turnover	111%	115%	100%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Financial Services - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.49	$ 18.74	$ 15.11	$ 10.00
Income from Investment Operations
Net investment income D	.15	.12	.11	.06
Net realized and unrealized gain (loss)	.73	(.31)	3.80	5.06
Total from investment operations	.88	(.19)	3.91	5.12
Less Distributions
From net investment income	(.09)	(.06)	(.06)	(.01)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.09)	(1.07)	(.29)	(.02)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.29	$ 17.49	$ 18.74	$ 15.11
Total Return B, C	5.12%	.69%	26.32%	51.35%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 48,088	$ 27,440	$ 21,907	$ 6,275
Ratio of expenses to average net assets	1.25%	1.24%	1.32%	1.75%A, F
Ratio of expenses to average net assets after expense reductions	1.22%G	1.23%G	1.30%G	1.73%A, G
Ratio of net investment income to average net assets	.92%	.73%	.63%	.55%A
Portfolio turnover	73%	38%	54%	26%A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Services - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.42	$ 18.66	$ 15.07	$ 10.00
Income from Investment Operations
Net investment income D	.12	.09	.07	.04
Net realized and unrealized gain (loss)	.71	(.30)	3.78	5.04
Total from investment operations	.83	(.21)	3.85	5.08
Less Distributions
From net investment income	(.05)	(.03)	(.04)	(.01)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.05)	(1.04)	(.27)	(.02)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.21	$ 17.42	$ 18.66	$ 15.07
Total Return B, C	4.84%	.53%	25.96%	50.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 179,862	$ 123,361	$ 118,608	$ 52,003
Ratio of expenses to average net assets	1.47%	1.47%	1.52%	1.94% A
Ratio of expenses to average net assets after expense reductions	1.44% F	1.46% F	1.50% F	1.91% A, F
Ratio of net investment income to average net assets	.70%	.50%	.44%	.37% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31,1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Financial Services - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.21	$ 18.52	$ 15.04	$ 12.56
Income from Investment Operations
Net investment income (loss) D	.03	-	(.02)	(.02)
Net realized and unrealized gain (loss)	.70	(.29)	3.76	2.50
Total from investment operations	.73	(.29)	3.74	2.48
Less Distributions
From net investment income	-	(.02)	(.04)	-
From net realized gain	-	(1.01)	(.23)	-
Total distributions	-	(1.03)	(.27)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 17.95	$ 17.21	$ 18.52	$ 15.04
Total Return B, C	4.30%	.05%	25.29%	19.75%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 150,880	$ 94,072	$ 65,926	$ 7,737
Ratio of expenses to average net assets	2.01%	1.99%	2.06%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.98% G	1.98% G	2.04% G	2.49% A, G
Ratio of net investment income to average net assets	.16%	(.02)%	(.14)%	(.37)% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31,1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Services - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 18.56	$ 15.24
Income from Investment Operations
Net investment income (loss) D	.03	-	(.03)
Net realized and unrealized gain (loss)	.70	(.29)	3.57
Total from investment operations	.73	(.29)	3.54
Less Distributions
From net investment income	(.02)	(.03)	(.02)
From net realized gain	-	(1.01)	(.21)
Total distributions	(.02)	(1.04)	(.23)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 17.96	$ 17.24	$ 18.56
Total Return B, C	4.30%	.07%	23.56%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,078	$ 36,552	$ 19,983
Ratio of expenses to average net assets	1.96%	1.95%	2.09% A
Ratio of expenses to average net assets after expense reductions	1.93% F	1.94% F	2.07% A, F
Ratio of net investment income to average net assets	.21%	.02%	(.22)% A
Portfolio turnover	73%	38%	54%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31,1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Health Care - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.52	$ 16.70	$ 14.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.00	(.03)	(.02)
Net realized and unrealized gain (loss)	3.89	2.20	3.50	4.12
Total from investment operations	3.90	2.20	3.47	4.10
Less Distributions
From net realized gain	(.41)	(.39)	(.88)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 22.02	$ 18.52	$ 16.70	$ 14.10
Total Return B, C	21.44%	13.80%	26.47%	41.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 108,248	$ 66,142	$ 20,902	$ 5,488
Ratio of expenses to average net assets	1.20%	1.23%	1.38%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.18% G	1.21% G	1.36% G	1.74% A, G
Ratio of net investment income (loss) to average net assets	.07%	.01%	(.18)%	(.18)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Health Care - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.40	$ 16.61	$ 14.05	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.04)	(.05)	(.04)
Net realized and unrealized gain (loss)	3.86	2.19	3.47	4.09
Total from investment operations	3.83	2.15	3.42	4.05
Less Distributions
From net realized gain	(.37)	(.37)	(.87)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.87	$ 18.40	$ 16.61	$ 14.05
Total Return B, C	21.16%	13.54%	26.17%	40.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 361,351	$ 248,442	$ 124,652	$ 50,868
Ratio of expenses to average net assets	1.42%	1.46%	1.54%	1.97% A
Ratio of expenses to average net assets after expense reductions	1.40% F	1.43% F	1.52% F	1.96% A, F
Ratio of net investment income (loss) to average net assets	(.15)%	(.21)%	(.31)%	(.39)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Health Care - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.16	$ 16.47	$ 14.01	$ 11.88
Income from Investment Operations
Net investment income (loss) D	(.13)	(.13)	(.14)	(.05)
Net realized and unrealized gain (loss)	3.80	2.17	3.45	2.18
Total from investment operations	3.67	2.04	3.31	2.13
Less Distributions
From net realized gain	(.34)	(.36)	(.86)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.50	$ 18.16	$ 16.47	$ 14.01
Total Return B, C	20.53%	12.96%	25.40%	17.93%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 366,413	$ 225,441	$ 57,074	$ 6,159
Ratio of expenses to average net assets	1.94%	1.98%	2.13%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.93% G	1.96% G	2.12% G	2.49% A, G
Ratio of net investment income (loss) to average net assets	(.68)%	(.73)%	(.95)%	(.99)% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Health Care - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17	$ 16.49	$ 13.85
Income from Investment Operations
Net investment income (loss) D	(.12)	(.12)	(.12)
Net realized and unrealized gain (loss)	3.80	2.17	3.39
Total from investment operations	3.68	2.05	3.27
Less Distributions
From net realized gain	(.36)	(.38)	(.63)
Redemption fees added to paid in capital	.01	.01	-
Net asset value, end of period	$ 21.50	$ 18.17	$ 16.49
Total Return B, C	20.59%	13.04%	24.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 183,264	$ 109,372	$ 19,154
Ratio of expenses to average net assets	1.91%	1.95%	2.18% A
Ratio of expenses to average net assets after expense reductions	1.89% F	1.92% F	2.17% A, F
Ratio of net investment income (loss) to average net assets	(.64)%	(.70)%	(1.06)% A
Portfolio turnover	51%	98%	85%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Natural Resources - Class A

Years ended July 31,	2000	1999	1998	1997 E	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 21.98	$ 18.94	$ 26.16	$ 25.11	$ 23.65
Income from Investment Operations
Net investment income (loss) D	.10	.07	.06	(.05)	(.00)
Net realized and unrealized gain (loss)	2.06	3.71	(3.33)	2.81	1.46
Total from investment operations	2.16	3.78	(3.27)	2.76	1.46
Less Distributions
From net investment income	(.08)	(.04)	-	(.10)	-
In excess of net investment income	-	-	-	(.04)	-
From net realized gain	-	(.71)	(3.96)	(1.57)	-
Total distributions	(.08)	(.75)	(3.96)	(1.71)	-
Redemption fees added to paid in capital	.01	.01	.01	-	-
Net asset value, end of period	$ 24.07	$ 21.98	$ 18.94	$ 26.16	$ 25.11
Total Return B, C	9.92%	21.48%	(14.61)%	11.45%	6.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 10,381	$ 7,801	$ 6,474	$ 6,372	$ 1,609
Ratio of expenses to average net assets	1.26%	1.28%	1.34%	1.71% A, G	1.66% A, G
Ratio of expenses to average net assets after expense reductions	1.21% H	1.23% H	1.30% H	1.68% A, H	1.58% A, H
Ratio of net investment income (loss) to average net assets	.43%	.38%	.28%	(.28)% A	(.01)% A
Portfolio turnover	90%	99%	97%	116% A	137%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Natural Resources - Class T

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 F
Selected Per-Share Data
Net asset value, beginning of period	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25	$ 17.56
Income from Investment Operations
Net investment income (loss) D	.06	.04	.02	(.02)	.00	(.05)
Net realized and unrealized gain (loss)	2.08	3.76	(3.34)	2.83	6.56	2.00
Total from investment operations	2.14	3.80	(3.32)	2.81	6.56	1.95
Less Distributions
From net investment income	(.01)	(.01)	-	(.01)	-	-
In excess of net investment income	-	-	-	(.01)	-	-
From net realized gain	-	(.70)	(3.92)	(1.57)	(.69)	(.26)
Total distributions	(.01)	(.71)	(3.92)	(1.59)	(.69)	(.26)
Redemption fees added to paid in capital	.01	.01	.01	-	-	-
Net asset value, end of period	$ 24.35	$ 22.21	$ 19.11	$ 26.34	$ 25.12	$ 19.25
Total Return B, C	9.69%	21.31%	(14.69)%	11.62%	35.01%	11.40%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 245,995	$ 283,419	$ 342,347	$ 618,083	$ 602,915	$ 272,979
Ratio of expenses to average net assets	1.41%	1.45%	1.43%	1.47% A	1.59%	1.86% G
Ratio of expenses to average net assets after expense reductions	1.37% H	1.40% H	1.39% H	1.44% A, H	1.56% H	1.84% H
Ratio of net investment income (loss) to average net assets	.27%	.20%	.10%	(.12)% A	.00%	(.30)%
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Natural Resources - Class B

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23	$ 18.87
Income from Investment Operations
Net investment income (loss) D	(.06)	(.06)	(.09)	(.12)	(.15)	(.03)
Net realized and unrealized gain (loss)	2.04	3.68	(3.29)	2.80	6.49	.39
Total from investment operations	1.98	3.62	(3.38)	2.68	6.34	.36
Less Distributions
From net realized gain	-	(.66)	(3.81)	(1.57)	(.69)	-
Redemption fees added to paid in capital	.01	.01	.01	-	-	-
Net asset value, end of period	$ 23.77	$ 21.78	$ 18.81	$ 25.99	$ 24.88	$ 19.23
Total Return B, C	9.14%	20.57%	(15.12)%	11.19%	33.87%	1.91%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 50,685	$ 47,792	$ 44,351	$ 59,044	$ 36,106	$ 2,508
Ratio of expenses to average net assets	1.96%	1.99%	1.98%	2.04% A	2.28%	2.23% A, H
Ratio of expenses to average net assets after expense reductions	1.92% I	1.95% I	1.94% I	2.02% A, I	2.24% I	2.21% A, I
Ratio of net investment income (loss) to average net assets	(.28)%	(.34)%	(.41)%	(.67)% A	(.68)%	(.67)% A
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 31, 1997.

F Year ended October 31.

G For the period July 3, 1995 (commencement of sale of Class B shares) to October 31, 1995.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Natural Resources - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.92	$ 18.96	$ 24.39
Income from Investment Operations
Net investment income (loss) D	(.05)	(.05)	(.07)
Net realized and unrealized gain (loss)	2.04	3.71	(4.15)
Total from investment operations	1.99	3.66	(4.22)
Less Distributions
From net investment income	(.04)	(.01)	-
From net realized gain	-	(.70)	(1.22)
Total distributions	(.04)	(.71)	(1.22)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 23.88	$ 21.92	$ 18.96
Total Return B, C	9.15%	20.72%	(17.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,741	$ 8,761	$ 2,972
Ratio of expenses to average net assets	1.91%	1.94%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.87% G	1.89% G	2.44% A, G
Ratio of net investment income (loss) to average net assets	(.23)%	(.28)%	(.48)% A
Portfolio turnover	90%	99%	97%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Technology - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.95	$ 14.88	$ 15.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.19)	(.09)	(.08)	(.10)
Net realized and unrealized gain (loss)	13.04	10.15	.58	6.13
Total from investment operations	12.85	10.06	.50	6.03
Less Distributions
From net realized gain	(1.58)	-	(1.14)	(.08)
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.58)	-	(1.59)	(.08)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 36.23	$ 24.95	$ 14.88	$ 15.96
Total Return B, C	53.76%	67.67%	4.20%	60.62%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 388,756	$ 94,621	$ 15,414	$ 7,313
Ratio of expenses to average net assets	1.16%	1.25%	1.39%	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.15% G	1.24% G	1.35% G	1.70% A, G
Ratio of net investment income (loss) to average net assets	(.55)%	(.44)%	(.59)%	(.79)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Technology - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.76	$ 14.80	$ 15.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.27)	(.14)	(.11)	(.11)
Net realized and unrealized gain (loss)	12.96	10.09	.56	6.09
Total from investment operations	12.69	9.95	.45	5.98
Less Distributions
From net realized gain	(1.51)	-	(1.12)	(.08)
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.51)	-	(1.57)	(.08)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 35.95	$ 24.76	$ 14.80	$ 15.91
Total Return B, C	53.41%	67.30%	3.85%	60.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,286,376	$ 349,533	$ 90,499	$ 57,624
Ratio of expenses to average net assets	1.38%	1.47%	1.60%	1.92% A
Ratio of expenses to average net assets after expense reductions	1.37% F	1.46% F	1.56% F	1.87% A, F
Ratio of net investment income (loss) to average net assets	(.77)%	(.65)%	(.80)%	(.93)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Technology - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.44	$ 14.68	$ 15.88	$ 12.88
Income from Investment Operations
Net investment income (loss) D	(.45)	(.26)	(.20)	(.08)
Net realized and unrealized gain (loss)	12.78	10.01	.57	3.08
Total from investment operations	12.33	9.75	.37	3.00
Less Distributions
From net realized gain	(1.45)	-	(1.13)	-
In excess of net realized gain	-	-	(.45)	-
Total distributions	(1.45)	-	(1.58)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 35.33	$ 24.44	$ 14.68	$ 15.88
Total Return B, C	52.57%	66.49%	3.27%	23.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,372,523	$ 298,768	$ 31,041	$ 5,105
Ratio of expenses to average net assets	1.91%	2.01%	2.21%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.91%	2.00% G	2.18% G	2.45% A, G
Ratio of net investment income (loss) to average net assets	(1.30)%	(1.19)%	(1.40)%	(1.41)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Technology - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 14.70	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.44)	(.25)	(.17)
Net realized and unrealized gain (loss)	12.80	10.03	1.27
Total from investment operations	12.36	9.78	1.10
Less Distributions
From net realized gain	(1.47)	-	(.49)
In excess of net realized gain	-	-	(.20)
Total distributions	(1.47)	-	(.69)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 35.39	$ 24.49	$ 14.70
Total Return B, C	52.60%	66.60%	8.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 472,462	$ 88,120	$ 6,754
Ratio of expenses to average net assets	1.89%	1.97%	2.43% A
Ratio of expenses to average net assets after expense reductions	1.89%	1.96% F	2.41% A, F
Ratio of net investment income (loss) to average net assets	(1.28)%	(1.16)%	(1.64)% A
Portfolio turnover	125%	170%	348%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Telecommunications & Utilities Growth - Class A

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.31	$ 16.00	$ 13.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.53 H	.05	(.02)	.12
Net realized and unrealized gain (loss)	1.29	5.45	4.19	3.09
Total from investment operations	1.82	5.50	4.17	3.21
Less Distributions
From net investment income	(.05)	-	(.04)	(.03)
From net realized gain	(1.01)	(1.20)	(1.21)	(.11)
Total distributions	(1.06)	(1.20)	(1.25)	(.14)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.08	$ 20.31	$ 16.00	$ 13.07
Total Return B, C	9.59%	38.83%	33.99%	32.36%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 61,610	$ 14,400	$ 3,186	$ 531
Ratio of expenses to average net assets	1.20%	1.34%	1.75% F	1.75% A, F
Ratio of expenses to average net assets after expense reductions	1.17% G	1.32% G	1.72% G	1.75% A
Ratio of net investment income (loss) to average net assets	2.39%	.30%	(.11)%	1.09% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

Telecommunications & Utilities Growth - Class T

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.23	$ 15.95	$ 13.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.47 H	.01	(.04)	.08
Net realized and unrealized gain (loss)	1.31	5.43	4.17	3.09
Total from investment operations	1.78	5.44	4.13	3.17
Less Distributions
From net investment income	(.01)	-	(.03)	(.03)
From net realized gain	(1.00)	(1.17)	(1.19)	(.11)
Total distributions	(1.01)	(1.17)	(1.22)	(.14)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.01	$ 20.23	$ 15.95	$ 13.03
Total Return B, C	9.41%	38.45%	33.72%	31.96%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 225,415	$ 65,085	$ 19,918	$ 7,085
Ratio of expenses to average net assets	1.44%	1.58%	1.94%	2.00% A, F
Ratio of expenses to average net assets after expense reductions	1.41% G	1.55% G	1.90% G	2.00% A
Ratio of net investment income (loss) to average net assets	2.16%	.07%	(.23)%	.79% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

Prospectus

Appendix - continued

Telecommunications & Utilities Growth - Class B

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.02	$ 15.83	$ 13.01	$ 11.76
Income from Investment Operations
Net investment income (loss) D	.35 H	(.08)	(.13)	.02
Net realized and unrealized gain (loss)	1.29	5.39	4.16	1.23
Total from investment operations	1.64	5.31	4.03	1.25
Less Distributions
From net investment income	-	-	(.03)	-
From net realized gain	(.95)	(1.13)	(1.19)	-
Total distributions	(.95)	(1.13)	(1.22)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 20.72	$ 20.02	$ 15.83	$ 13.01
Total Return B, C	8.77%	37.76%	32.97%	10.63%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 242,888	$ 65,645	$ 12,919	$ 2,039
Ratio of expenses to average net assets	1.96%	2.08%	2.50% F	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.93% G	2.05% G	2.47% G	2.50% A
Ratio of net investment income (loss) to average net assets	1.63%	(.43)%	(.85)%	.32% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

Telecommunications & Utilities Growth - Class C

Years ended July 31,	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 15.85	$ 13.90
Income from Investment Operations
Net investment income (loss) D	.36 H	(.08)	(.10)
Net realized and unrealized gain (loss)	1.29	5.38	3.16
Total from investment operations	1.65	5.30	3.06
Less Distributions
From net investment income	-	-	(.02)
From net realized gain	(.96)	(1.15)	(1.10)
Total distributions	(.96)	(1.15)	(1.12)
Redemption fees added to paid in capital	.01	.01	.01
Net asset value, end of period	$ 20.71	$ 20.01	$ 15.85
Total Return B, C	8.84%	37.72%	23.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 107,332	$ 23,524	$ 3,489
Ratio of expenses to average net assets	1.93%	2.07%	2.50% A, F
Ratio of expenses to average net assets after expense reductions	1.90% G	2.04% G	2.48% A, G
Ratio of net investment income (loss) to average net assets	1.66%	(.43)%	(.91)% A
Portfolio turnover	172%	149%	151%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to July 31, 1998.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

Prospectus

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3010

Fidelity Advisor Focus Funds, Fidelity, Fidelity Investments & (Pyramid) Design, and Directed Dividends are regiestered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.704309.103 AFOC-pro-0900

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Fidelity Advisor

Focus Funds®

Institutional Class

Fidelity® Advisor Consumer Industries Fund

Fidelity Advisor Cyclical Industries Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Telecommunications & Utilities Growth Fund (formerly Fidelity Advisor Utilities Growth Fund)

Prospectus

September 28, 2000

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Fee Table
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the consumer industries sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Consumer Industry Concentration. The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the cyclical industries sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Cyclical Industry Concentration. Cyclical industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Prospectus

Fund Summary - continued

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies providing financial services to consumers and industry.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the financial services sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Financial Services Industry Concentration. The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the health care sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks and in certain precious metals.

Prospectus

Fund Summary - continued

  Investing primarily in securities of companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the natural resources sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the technology sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.

Prospectus

Fund Summary - continued

  Investing primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
  Normally investing at least 80% of assets in securities of companies principally engaged in the business activities of the utilities sector.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

The following information illustrates the changes in each fund's performance from year to year and compares Institutional Class's performance to the performance of a market index and an additional index over various periods of time. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

Advisor Consumer Industries - Institutional Class
Calendar Years	1997	1998	1999
	36.94%	29.16%	10.51%

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During the periods shown in the chart for Institutional Class of Advisor Consumer Industries, the highest return for a quarter was 27.24% (quarter ended December 31, 1998) and the lowest return for a quarter was -14.36% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2000 for Institutional Class of Advisor Consumer Industries was -8.99%.

Prospectus

Fund Summary - continued

Advisor Cyclical Industries - Institutional Class
Calendar Years	1997	1998	1999
	19.23%	11.47%	13.15%

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During the periods shown in the chart for Institutional Class of Advisor Cyclical Industries, the highest return for a quarter was 17.94% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.59% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2000 for Institutional Class of Advisor Cyclical Industries was -8.22%.

Advisor Financial Services - Institutional Class
Calendar Years	1997	1998	1999
	40.32%%	11.97%	2.38%

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During the periods shown in the chart for Institutional Class of Advisor Financial Services, the highest return for a quarter was 18.92% (quarter ended December 31, 1998) and the lowest return for a quarter was -19.48% (quarter ended September 30, 1998).

The year-to-date return as of June 30, 2000 for Institutional Class of Advisor Financial Services was 0.18%.

Advisor Health Care - Institutional Class
Calendar Years	1997	1998	1999
	31.17%	40.19%	2.07%

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During the periods shown in the chart for Institutional Class of Advisor Health Care, the highest return for a quarter was 21.50% (quarter ended June 30,1997) and the lowest return for a quarter was -8.51% (quarter ended September 30,1999).

The year-to-date return as of June 30, 2000 for Institutional Class of Advisor Health Care was 24.76%.

Prospectus

Fund Summary - continued

Advisor Natural Resources - Institutional Class
Calendar Years	1990	1991	1992	1993	1994	1995	1996	1997	1998	1999
	-5.28%	14.47%	13.33%	37.94%	-2.28%	28.86%	30.72%	-0.44%	-15.86%	35.07%

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During the periods shown in the chart for Institutional Class of Advisor Natural Resources, the highest return for a quarter was 19.46% (quarter ended June 30, 1999) and the lowest return for a quarter was -13.16% (quarter ended December 31,1997).

The year-to-date return as of June 30, 2000 for Institutional Class of Advisor Natural Resources was 13.60%.

Advisor Technology - Institutional Class
Calendar Years	1997	1998	1999
	10.72%	67.70%	90.35%

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During the periods shown in the chart for Institutional Class of Advisor Technology, the highest return for a quarter was 49.42% (quarter ended December 31,1999) and the lowest return for a quarter was -19.95% (quarter ended December 31,1997).

The year-to-date return as of June 30, 2000 for Institutional Class of Advisor Technology was 3.11%.

Advisor Telecommunications & Utilities Growth - Institutional Class
Calendar Years	1997	1998	1999
	30.25%	32.72%	44.14%%

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During the periods shown in the chart for Institutional Class of Advisor Telecommunications & Utilities Growth, the highest return for a quarter was 23.42% (quarter ended March 31,1998) and the lowest return for a quarter was -5.42% (quarter ended September 31, 1998).

The year-to-date return as of June 30, 2000 for Institutional Class of Advisor Telecommunications & Utilities Growth was 0.45%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Life of class
Advisor Consumer Industries - Institutional Class	10.51%	C	25.40%A
S&P 500®	21.04%	C	29.53%A
Goldman Sachs Consumer Industries Index	8.32%	C	22.69%A
Advisor Cyclical Industries - Institutional Class	13.15%	C	17.16%A
S&P 500	21.04%	C	29.53%A
Goldman Sachs Cyclical Industries Index	5.54%	C	13.04%A
Advisor Financial Services - Institutional Class	2.38%	C	21.03%A
S&P 500	21.04%	C	29.53%A
Goldman Sachs Financial Services Index	-0.94%	C	22.13%A
Advisor Health Care - Institutional Class	2.07%	C	24.45%A
S&P 500	21.04%	C	29.53%A
Goldman Sachs Health Care Index	-4.04%	C	24.31%A
Advisor Natural Resources - Institutional Class	35.07%	13.77%	11.71%B
S&P 500	21.04%	28.56%	26.78%B
Goldman Sachs Natural Resources Index	27.23%	C	C
Advisor Technology - Institutional Class	90.35%	C	56.23%A
S&P 500	21.04%	C	29.53%A
Goldman Sachs Technology Index	88.87%	C	59.95%A
Advisor Telecommunications & Utilities Growth - Institutional Class	44.14%	C	37.32%A
S&P 500	21.04%	C	29.53%A
Goldman Sachs Utilities Index	20.25%	C	29.95%A

A From September 3, 1996.

B From July 3, 1995.

C Not applicable.

If FMR had not reimbursed certain class expenses during these periods, Institutional Class's returns would have been lower.

Standard & Poor's 500SM Index (S&P 500®) is a market capitalization-weighted index of common stocks.

Goldman Sachs Consumer Industries Index is a market capitalization-weighted index of 290 stocks designed to measure the performance of companies in the consumer industries sector.

Goldman Sachs Cyclical Industries Index is a market capitalization-weighted index of 265 stocks designed to measure the performance of companies in the cyclical industries sector.

Goldman Sachs Financial Services Index is a market capitalization-weighted index of 251 stocks designed to measure the performance of companies in the financial services sector.

Goldman Sachs Health Care Index is a market capitalization-weighted index of 86 stocks designed to measure the performance of companies in the health care sector.

Goldman Sachs Natural Resources Index is a market capitalization-weighted index of 84 stocks designed to measure the performance of companies in the natural resources sector.

Goldman Sachs Technology Index is a market capitalization-weighted index of 159 stocks designed to measure the performance of companies in the technology sector.

Goldman Sachs Utilities Index is a market capitalization-weighted index of 130 stocks designed to measure the performance of companies in the utilities sector.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of a fund. The annual class operating expenses provided below for Institutional Class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

Prospectus

Fund Summary - continued

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)	1.00%

Annual class operating expenses (paid from class assets)

		Institutional Class
Advisor Consumer Industries	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.73%
	Total annual class operating expensesA	1.31%
Advisor Cyclical Industries	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	1.92%
	Total annual class operating expensesA	2.50%
Advisor Financial Services	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.32%
	Total annual class operating expensesA	0.90%
Advisor Health Care	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.35%
	Total annual class operating expensesA	0.93%
Advisor Natural Resources	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.28%
	Total annual class operating expensesA	0.86%
Advisor Technology	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.29%
	Total annual class operating expensesA	0.87%
Advisor Telecommunications & Utilities Growth	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.30%
	Total annual class operating expensesA	0.88%

A Effective December 1, 1998, FMR has voluntarily agreed to reimburse Institutional Class of the funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement can be discontinued by FMR at any time.

Prospectus

Fund Summary - continued

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses are shown in the table below.

Total Operating Expenses
Advisor Consumer Industries - Institutional Class	1.24%
Advisor Cyclical Industries - Institutional Class	1.24%
Advisor Financial Services - Institutional Class	0.87%
Advisor Health Care - Institutional Class	0.92%
Advisor Natural Resources - Institutional Class	0.82%
Advisor Technology - Institutional Class	0.87%
Advisor Telecommunications & Utilities Growth - Institutional Class	0.85%

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

Institutional Class
		Account open	Account closed
Advisor Consumer Industries	1 year	$ 133	$ 133
	3 years	$ 415	$ 415
	5 years	$ 718	$ 718
	10 years	$ 1,579	$ 1,579
Advisor Cyclical Industries	1 year	$ 253	$ 253
	3 years	$ 779	$ 779
	5 years	$ 1,331	$ 1,331
	10 years	$ 2,836	$ 2,836
Advisor Financial Services	1 year	$ 92	$ 92
	3 years	$ 287	$ 287
	5 years	$ 498	$ 498
	10 years	$ 1,108	$ 1,108
Advisor Health Care	1 year	$ 95	$ 95
	3 years	$ 296	$ 296
	5 years	$ 515	$ 515
	10 years	$ 1,143	$ 1,143
Advisor Natural Resources	1 year	$ 88	$ 88
	3 years	$ 274	$ 274
	5 years	$ 477	$ 477
	10 years	$ 1,061	$ 1,061
Advisor Technology	1 year	$ 89	$ 89
	3 years	$ 278	$ 278
	5 years	$ 482	$ 482
	10 years	$ 1,073	$ 1,073
Advisor Telecommunications & Utilities Growth	1 year	$ 90	$ 90
	3 years	$ 281	$ 281
	5 years	$ 488	$ 488
	10 years	$ 1,084	$ 1,084

Prospectus

Fund Basics

Investment Details

Investment Objective

Advisor Consumer Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the consumer industries sector. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; and companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports). They may also include companies that provide consumer services such as lodging, child care, convenience stores, and car rentals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Cyclical Industries Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the cyclical industries sector. These companies may include, for example, companies in the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Financial Services Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies providing financial services to consumers and industry.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the financial services sector. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

Advisor Health Care Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the health care sector. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical, or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental, and optical products, hardware, or services.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks and in certain precious metals.

FMR invests the fund's assets primarily in companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the natural resources sector. These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. FMR treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Technology Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies which have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the technology sector. These companies may include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Advisor Telecommunications & Utilities Growth Fund seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the business activities of the utilities sector. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular group of industries, the fund's performance could depend heavily on the performance of that group of industries and could be more volatile than the performance of less concentrated funds. In addition, because FMR may invest a significant percentage of the assets of each fund (except Advisor Financial Services) in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of related industries could react similarly to these or other developments.

The consumer industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

Prospectus

Fund Basics - continued

The cyclical industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in cyclical industries can adversely affect those industries. Furthermore, a company in the cyclical industries can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, and tax and other government regulations.

The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

The utilities industries can be significantly affected by government regulation, financing difficulties, supply and demand of services or fuel, and natural resource conservation.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

Advisor Consumer Industries Fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.

Advisor Cyclical Industries Fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.

Advisor Financial Services Fund invests primarily in companies providing financial services to consumers and industry.

Advisor Health Care Fund invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

Advisor Natural Resources Fund seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.

Advisor Technology Fund invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.

Each of Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Financial Services, Advisor Health Care, Advisor Technology and Advisor Telecommunications & Utilities Growth seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Institutional Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Institutional Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Prospectus

Fund Basics - continued

Each fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

General Information

For account, product, and service information, please use the following phone numbers:

  If you are investing through a broker-dealer or insurance representative, 1-800-522-7297 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).
  If you are investing through a bank representative, 1-800-843-3001 (8:30 a.m. - 7:00 p.m. Eastern time, Monday through Friday).

Please use the following addresses:

Buying or Selling Shares

Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2A
Hebron, KY 41048

You may buy or sell Institutional Class shares of the funds through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging Institutional Class shares of a fund and the account features and policies may differ. Additional fees may also apply to your investment in Institutional Class shares of a fund, including a transaction fee if you buy or sell Institutional Class shares of the fund through a broker or other investment professional.

Certain methods of contacting Fidelity, such as by telephone, may be unavailable or delayed (for example, during periods of unusual market activity).

The different ways to set up (register) your account with Fidelity are listed in the following table.

Ways to Set Up Your Account
Individual or Joint Tenant For your general investment needs
Retirement For tax-advantaged retirement savings
Traditional Individual Retirement Accounts (IRAs)
Roth IRAs
Rollover IRAs
401(k) Plans and certain other 401(a)-qualified plans
Keogh Plans
SIMPLE IRAs
Simplified Employee Pension Plans (SEP-IRAs)
Salary Reduction SEP-IRAs (SARSEPs)
Gifts or Transfers to a Minor (UGMA, UTMA) To invest for a child's education or other future needs
Trust For money being invested by a trust
Business or Organization For investment needs of corporations, associations, partnerships, or other groups

Buying Shares

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans (as defined in the Employee Retirement Income Security Act), 403(b) programs, and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment adviser managed account programs, provided the registered investment adviser is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program, or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the program must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Fidelity Trustees and employees; and

6. Insurance company programs for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs, and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), Fidelity may waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

Prospectus

Shareholder Information - continued

The price to buy one share of Institutional Class is the class's NAV. Institutional Class shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  Fidelity does not accept cash.
  When making a purchase with more than one check, each check must have a value of at least $50.
  Fidelity reserves the right to limit the number of checks processed at one time.
  Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
  If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by Fidelity Distributors Corporation (FDC) may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Minimums

To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

There is no minimum account balance or initial or subsequent purchase minimum for investments through Fidelity Portfolio Advisory ServicesSM, certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, each fund may waive or lower purchase minimums in other circumstances.

Key Information
Phone

To Open an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

To Add to an Account

  Exchange from the same class of another Fidelity Advisor fund or from another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

To Open an Account

  Complete and sign the application. Make your check payable to the complete name of the fund and note the applicable class. Mail to your investment professional or to the address at left.

To Add to an Account

  Make your check payable to the complete name of the fund and note the applicable class. Indicate your fund account number on your check and mail to your investment professional or to the address at left.
  Exchange from the same class of other Fidelity Advisor funds or from another Fidelity fund. Send a letter of instruction to your investment professional or to the address at left, including your name, the funds' names, the applicable class names, the fund account numbers, and the dollar amount or number of shares to be exchanged.

In Person	To Open an Account Bring your application and check to your investment professional. To Add to an Account Bring your check to your investment professional.
Wire

To Open an Account

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to set up your account and to arrange a wire transaction.
  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your new fund account number and your name.

To Add to an Account

  Wire to: Bankers Trust Company, Bank Routing # 021001033, Account # 00159759.
  Specify the complete name of the fund, note the applicable class, and include your fund account number and your name.

Automatically	To Open an Account Not available. To Add to an Account Use Fidelity Advisor Systematic Investment Program.

Selling Shares

The price to sell one share of Institutional Class is the class's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell your shares after holding them less than 60 days. Trading fees are paid to the funds rather than Fidelity, and are designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

Certain requests must include a signature guarantee. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

  You wish to sell more than $100,000 worth of shares;
  Your account registration has changed within the last 15 or 30 days, depending on your account;
  The check is being mailed to a different address than the one on your account (record address);
  The check is being made payable to someone other than the account owner; or
  The redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open, except accounts not subject to account minimums.
  Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect a fund.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected. This can take up to seven business days after a purchase.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, Fidelity will send a check to the record address.

Prospectus

Shareholder Information - continued

Key Information
Phone
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" to initiate a wire transaction or to request a check for your redemption.
  Exchange to the same class of other Fidelity Advisor funds or to another Fidelity fund. Call your investment professional or call Fidelity at the appropriate number found in "General Information."

Mail Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Send a letter of instruction to your investment professional or to the address at left, including your name, the fund's name, the applicable class name, your fund account number, and the dollar amount or number of shares to be sold. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Call your investment professional or call Fidelity at the appropriate number found in "General Information" to request one.

Trust

  Send a letter of instruction to your investment professional or to the address at left, including the trust's name, the fund's name, the applicable class name, the trust's fund account number, and the dollar amount or number of shares to be sold. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Send a letter of instruction to your investment professional or to the address at left, including the firm's name, the fund's name, the applicable class name, the firm's fund account number, and the dollar amount or number of shares to be sold. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.

In Person

Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA

  Bring a letter of instruction to your investment professional. The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

Retirement Account

  The account owner should complete a retirement distribution form. Visit your investment professional to request one.

Trust

  Bring a letter of instruction to your investment professional. The trustee must sign the letter of instruction indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

Business or Organization

  Bring a letter of instruction to your investment professional. At least one person authorized by corporate resolution to act on the account must sign the letter of instruction.
  Include a corporate resolution with corporate seal or a signature guarantee.

Executor, Administrator, Conservator, Guardian

  Visit your investment professional for instructions.

Automatically	Use Fidelity Advisor Systematic Withdrawal Program to set up periodic redemptions from your Institutional Class account.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As an Institutional Class shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund or class you are exchanging into must be available for sale in your state.
  You may exchange only between accounts that are registered in the same name, address, and taxpayer identification number.
  Before exchanging into a fund or class, read its prospectus.
  Exchanges may have tax consequences for you.
  Although there is no limit on the number of exchanges you may make between the Advisor Focus funds, the funds may enact limitations in the future. Each fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of an Advisor Focus fund to another Advisor fund per calendar year. Accounts under common ownership or control will be counted together for purposes of the four exchange limit.
  Each fund may reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less.
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
  Each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Prospectus

Shareholder Information - continued

The funds may terminate or modify the exchange privileges in the future.

Other funds may have different exchange restrictions, and may impose trading fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Automatic Investment and Withdrawal Programs. Fidelity offers convenient services that let you automatically transfer money into your account, between accounts, or out of your account. While automatic investment programs do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Automatic withdrawal or exchange programs can be a convenient way to provide a consistent income flow or to move money between your investments.

Fidelity Advisor Systematic Investment Program To move money from your bank account to a Fidelity Advisor fund.
Minimum Initial $100	Minimum Additional $100	Frequency Monthly, bimonthly, quarterly, or semi-annually

Procedures

  To set up for a new account, complete the appropriate section on the application.
  To set up for existing accounts, call your investment professional or call Fidelity at the appropriate number found in "General Information" for an application.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled investment date.

Fidelity Advisor Systematic Withdrawal Program To set up periodic redemptions from your Institutional Class account to you or to your bank checking account.
Minimum $100	Maximum $50,000	Frequency Monthly, quarterly, or semi-annually

Procedures

  Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
  To set up, call your investment professional or call Fidelity at the appropriate number found in "General Information" for instructions.
  To make changes, call your investment professional or call Fidelity at the appropriate number found in "General Information." Call at least 10 business days prior to your next scheduled withdrawal date.

Other Features. The following other feature is also available to buy and sell shares of the funds.

Wire To purchase and sell shares via the Federal Reserve Wire System.
  You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account.
  Call your investment professional or call Fidelity at the appropriate number found in "General Information" before your first use to verify that this feature is set up on your account.
  To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
  To add the wire feature or to change the bank account designated to receive redemption proceeds at any time prior to making a redemption request, you should send a letter of instruction, including a signature guarantee, to your investment professional or to Fidelity at the address found in "General Information."

Policies

The following policies apply to you as a shareholder.

Statements and reports that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your account balance except reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

Prospectus

Shareholder Information - continued

  Monthly or quarterly account statements (detailing account balances and all transactions completed during the prior month or quarter).
  Financial reports (every six months).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call Fidelity at 1-888-622-3175 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.

If your account balance falls below $1,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in September and December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following options may be available for Institutional Class's distributions:

1. Reinvestment Option. Your dividends and capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested in additional Institutional Class shares of the fund. Your dividends will be paid in cash.

3. Cash Option. Your dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Your dividends will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds. Your capital gain distributions will be automatically invested in Institutional Class shares of another identically registered Fidelity Advisor fund or shares of identically registered Fidelity funds, automatically reinvested in additional Institutional Class shares of the fund, or paid in cash.

Not all distribution options are available for every account. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income, while each fund's distributions of long-term capital gains are taxable to you generally as capital gains.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on transactions. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of March 31, 2000, FMR had approximately $639.1 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for each fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for each fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for each fund.

Beginning January 1, 2001, FMR Co., Inc. (FMRC) will serve as a sub-adviser for each fund. FMRC will be primarily responsible for choosing investments for each fund. FMRC is a wholly-owned subsidiary of FMR.

James Catudal is manager of Advisor Financial Services Fund, which he has managed since February 2000. He also manages another Fidelity fund. Since joining Fidelity in 1997, Mr. Catudal has worked as an analyst and manager. Previously, he was an equity analyst with State Street Research & Management. He received an MBA from the Amos Tuck School at Dartmouth College in 1995.

Brian Hogan is manager of Fidelity Advisor Cyclical Industries Fund, which he has managed since February 2000. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income analyst, research analyst and manager.

Yolanda McGettigan is the manager of Fidelity Advisor Health Care Fund, which she has managed since June 2000. She also manages other Fidelity Funds. Since joining Fidelity in 1997, Ms. McGettigan has worked as an analyst and portfolio manager.

Scott Offen is manager of Fidelity Advisor Natural Resources Fund, which he has managed since September 1999. He also manages other Fidelity funds. Since joining Fidelity in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

John Porter is manager of Fidelity Advisor Consumer Industries Fund, which he has managed since September 1999. He also manages another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago.

Lawrence Rakers is manager of Fidelity Advisor Technology Fund, which he has managed since January 2000. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993.

Tim Cohen is manager of Fidelity Advisor Telecommunications & Utilities Growth Fund, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Cohen has worked as a research analyst and portfolio manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For July 2000, the group fee rate was 0.2740% for each fund. The individual fund fee rate is 0.30% for each fund.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended July 31, 2000, for each fund is shown in the table below.

Total Management Fee
Advisor Consumer Industries	0.58%
Advisor Cyclical Industries	0.58%
Advisor Financial Services	0.58%
Advisor Health Care	0.58%
Advisor Natural Resources	0.58%
Advisor Technology	0.58%
Advisor Telecommunications & Utilities Growth	0.58%

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR will pay FMRC for providing sub-advisory services.

Prospectus

Fund Services - continued

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class's shares.

Institutional Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Institutional Class.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Advisor funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Institutional Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of the annual report is available upon request.

Consumer Industries Fund

Years ended July 31,	2000	1999	1998	1997 E
Net asset value, beginning of period	$ 16.11	$ 15.12	$ 13.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.00)	.02	(.03)	(.01)
Net realized and unrealized gain (loss)	(.69)	1.81	3.31	3.59
Total from investment operations	(.69)	1.83	3.28	3.58
Less Distributions
From net realized gain	(.20)	(.85)	(1.70)	(.07)
In excess of net realized gain	$ (.06)	$ -	$ -	$ -
Total distributions	$ (.26)	$ (.85)	$ (1.70)	$ (.07)
Redemption fees added to paid in capital	.02	.01	.03	-
Net asset value, end of period	$ 15.18	$ 16.11	$ 15.12	$ 13.51
Total Return B, C	(4.20)%	13.87%	27.70%	35.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,449	$ 5,954	$ 4,745	$ 1,333
Ratio of expenses to average net assets	1.25% F	1.26% F	1.50% F	1.50% A, F
Ratio of expenses to average net assets after expense reductions	1.24% G	1.24% G	1.48% G	1.48% A, G
Ratio of net investment income (loss) to average net assets	.01%	.11%	(.20)%	(.13)% A
Portfolio turnover	69%	80%	144%	203% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Cyclical Industries Fund

Years ended July 31,	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.68	$ 13.84	$ 10.00
Income from Investment Operations
Net investment income D	.06	.04	.01E	.03
Net realized and unrealized gain (loss)	(.36)	1.25	.75	3.91
Total from investment operations	(.30)	1.29	.76	3.94
Less Distributions
From net investment income	-I	-	-	(.02)
From net realized gain	(.29)I	(.70)	(.95)	(.08)
Total distributions	(.29)	(.70)	(.95)	(.10)
Redemption fees added to paid in capital	.01	.01	.03	-
Net asset value, end of period	$ 13.70	$ 14.28	$ 13.68	$ 13.84
Total Return B, C	(2.04)%	11.15%	6.32%	39.64%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,706	$ 3,377	$ 1,360	$ 1,756
Ratio of expenses to average net assets	1.25% G	1.31% G	1.50% G	1.50% A, G
Ratio of expenses to average net assets after expense reductions	1.24% H	1.29% H	1.50%	1.48% A, H
Ratio of net investment income to average net assets	.43%	.31%	.04%	.25% A
Portfolio turnover	111%	115%	100%	155% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E During the period, a significant shareholder redemption caused an unusually high level of investment income per share.

F For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

I The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

Financial Services Fund

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.60	$ 18.80	$ 15.14	$ 10.00
Income from Investment Operations
Net investment income D	.21	.18	.14	.10
Net realized and unrealized gain (loss)	.72	(.30)	3.79	5.06
Total from investment operations	.93	(.12)	3.93	5.16
Less Distributions
From net investment income	(.15)	(.08)	(.05)	(.02)
From net realized gain	-	(1.01)	(.23)	(.01)
Total distributions	(.15)	(1.09)	(.28)	(.03)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 18.39	$ 17.60	$ 18.80	$ 15.14
Total Return B, C	5.40%	1.12%	26.39%	51.78%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,749	$ 11,956	$ 5,270	$ 3,758
Ratio of expenses to average net assets	.90%	.93%	1.14%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.87% G	.92% G	1.13% G	1.47% A, G
Ratio of net investment income to average net assets	1.27%	1.04%	.81%	.85% A
Portfolio turnover	73%	38%	54%	26% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Health Care Fund

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.59	$ 16.73	$ 14.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.05	.03	.01
Net realized and unrealized gain (loss)	3.90	2.21	3.47	4.11
Total from investment operations	3.97	2.26	3.50	4.12
Less Distributions
From net investment income	(.03)	-	-	-
From net realized gain	(.41)	(.41)	(.90)	-
Total distributions	(.44)	(.41)	(.90)	-
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 22.13	$ 18.59	$ 16.73	$ 14.12
Total Return B, C	21.77%	14.17%	26.70%	41.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 40,320	$ 33,540	$ 10,424	$ 6,875
Ratio of expenses to average net assets	.93%	.97%	1.07%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.92%G	.95%G	1.04%G	1.49% A, G
Ratio of net investment income (loss) to average net assets	.33%	.28%	.17%	.08% A
Portfolio turnover	51%	98%	85%	67% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Natural Resources Fund

Years ended July 31,	2000	1999	1998	1997 E	1996 F	1995 G
Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27	$ 18.87
Income from Investment Operations
Net investment income (loss) D	.19	.14	.13	.04	.04	(.01)
Net realized and unrealized gain (loss)	2.07	3.76	(3.35)	2.85	6.55	.41
Total from investment operations	2.26	3.90	(3.22)	2.89	6.59	.40
Less Distributions
From net investment income	(.13)	(.07)	(.09)	(.05)	-	-
In excess of net investment income	-	-	-	(.02)	-	-
From net realized gain	-	(.71)	(3.97)	(1.57)	(.69)	-
Total distributions	(.13)	(.78)	(4.06)	(1.64)	(.69)	-
Redemption fees added to paid in capital	.02	.01	.01	-	-	-
Net asset value, end of period	$ 24.43	$ 22.28	$ 19.15	$ 26.42	$ 25.17	$ 19.27
Total Return B, C	10.31%	21.95%	(14.29)%	11.95%	35.13%	2.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,470	$ 4,505	$ 3,922	$ 10,042	$ 9,860	$ 718
Ratio of expenses to average net assets	.86%	.87%	.95%	1.08% A	1.44%	1.68% A, H
Ratio of expenses to average net assets after expense reductions	.82% I	.82% I	.91% I	1.06% A, I	1.39% I	1.66% A, I
Ratio of net investment income (loss) to average net assets	.82%	.78%	.55%	.24% A	.17%	(.13)% A
Portfolio turnover	90%	99%	97%	116% A	137%	161%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E Nine months ended July 1997.

F Year ended October 31.

G For the period July 3, 1995 (commencement of sale of Institutional Class shares) to October 31, 1995.

H FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

I FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Technology Fund

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 25.05	$ 14.89	$ 15.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.09)	(.04)	(.04)	(.06)
Net realized and unrealized gain (loss)	13.08	10.19	.55	6.12
Total from investment operations	12.99	10.15	.51	6.06
Less Distributions
From net realized gain	(1.62)	-	(1.15)	(.09)
In excess of net realized gain	-	-	(.46)	-
Total distributions	(1.62)	-	(1.61)	(.09)
Redemption fees added to paid in capital	.01	.01	.01	.01
Net asset value, end of period	$ 36.43	$ 25.05	$ 14.89	$ 15.98
Total Return B, C	54.16%	68.23%	4.26%	60.95%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 63,957	$ 32,722	$ 7,060	$ 3,598
Ratio of expenses to average net assets	.87%	.98%	1.10%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.87%	.97% G	1.07% G	1.44% A, G
Ratio of net investment income (loss) to average net assets	(.26)%	(.17)%	(.30)%	(.50)% A
Portfolio turnover	125%	170%	348%	517% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Telecommunications & Utilities Growth Fund

Years ended July 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 20.38	$ 16.02	$ 13.09	$ 10.00
Income from Investment Operations
Net investment income D	.60H	.11	.04	.14
Net realized and unrealized gain (loss)	1.29	5.46	4.17	3.10
Total from investment operations	1.89	5.57	4.21	3.24
Less Distributions
From net investment income	(.08)	-	(.07)	(.04)
From net realized gain	(1.01)	(1.22)	(1.22)	(.11)
Total distributions	(1.09)	(1.22)	(1.29)	(.15)
Redemption fees added to paid in capital	.01	.01	.01	-
Net asset value, end of period	$ 21.19	$ 20.38	$ 16.02	$ 13.09
Total Return B, C	9.93%	39.31%	34.36%	32.68%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 19,064	$ 6,963	$ 3,430	$ 2,246
Ratio of expenses to average net assets	.88%	1.02%	1.46%	1.50% A, F
Ratio of expenses to average net assets after expense reductions	.85% G	.99% G	1.43% G	1.50% A
Ratio of net investment income to average net assets	2.71%	.63%	.30%	1.29% A
Portfolio turnover	172%	149%	151%	13% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.52 per share.

Prospectus

Notes

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3010

Fidelity Advisor Focus Funds, Fidelity, Fidelity Investments & (Pyramid) Design, and Directed Dividends are registered trademarks of FMR Corp.

Portfolio Advisory Services is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

1.705177.103 AFOCI-pro-0900